Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Interest Expense [Line Items]
Interest expense	$ 102,638	$ 90,996	$ 69,940
Corporate And Other Segment Reporting Information [Member]
Segment Interest Expense [Line Items]
Interest expense	$ 102,638	$ 90,996	$ 69,940